DIRECT OPERATING COSTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Expense relating to short-term leases	$ 11	$ 10
Expense relating to leases of low-value leases	$ 8	$ 8